Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

March 5, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Investment Trust

(Filing relates to ClearBridge Appreciation Fund, ClearBridge International Value Fund, ClearBridge Large Cap Value Fund, ClearBridge Mid Cap Fund, ClearBridge Mid Cap Growth Fund, ClearBridge Select Fund, ClearBridge Small Cap Growth Fund, ClearBridge Sustainability Leaders Fund, ClearBridge Tactical Dividend Income Fund and Franklin Global Equity Fund (the “Funds”))

(File Nos. 33-43446 and 811-06444)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Investment Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 513 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on February 23, 2024 and became effective on March 1, 2024.

Please call the undersigned at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Mana Behbin

Mana Behbin